ACCOUNTS PAYABLE AND OTHER	12 Months Ended
Dec. 31, 2022
Subclassifications of assets, liabilities and equities [abstract]
ACCOUNTS PAYABLE AND OTHER	ACCOUNTS PAYABLE AND OTHER

AS AT DEC. 31 (MILLIONS)	2022	2021
Accounts payable	$12,743	$11,258
Provisions	3,591	4,244
Lease liabilities	8,506	9,041
Other liabilities	32,225	28,003
Total	$57,065	$52,546
The current and non-current balances of accounts payable, provisions and other liabilities are as follows:

AS AT DEC. 31 (MILLIONS)	2022	2021
Current	$33,574	$29,136
Non-current	23,491	23,410
Total	$57,065	$52,546
Post-Employment Benefits
The company offers pension and other post-employment benefit plans to employees of certain of its subsidiaries. The company’s obligations under its defined benefit pension plans are determined periodically through the preparation of actuarial valuations. The benefit plans’ valuation change during the year was an increase of $308 million (2021 – $545 million). The discount rate used was 5% (2021 – 3%) with an increase in the rate of compensation of 1% (2021 – 1%), and an investment rate of 4% (2021 – 4%).

AS AT DEC. 31 (MILLIONS)	2022	2021
Plan assets	$2,560	$3,503
Less accrued benefit obligation:
Defined benefit pension plan	(3,141)	(4,352)
Other post-employment benefits	(128)	(163)
Net liability	(709)	(1,012)
Less: net actuarial losses and other	(11)	(29)
Accrued benefit liability	$(720)	$(1,041)